Exploration and Evaluation Assets (Details) - Exploration and Evaluation Assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration and Evaluation Assets
Beginning balance	$ 1,742	$ 1,758
Disposals and derecognition		(16)
Ending balance	$ 1,742	$ 1,742